Warrant derivative liability (Investor Warrants) (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 15, 2017	Apr. 07, 2017	Apr. 05, 2017	Mar. 28, 2017	Dec. 31, 2019	Dec. 31, 2018	Nov. 13, 2017
Class of Warrant or Right, Outstanding	896,739
Private Placement [Member] | Investor [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 1.00						$ 0.80
Class of Warrant or Right, Outstanding					721,836	721,836
Warrants Not Settleable in Cash, Fair Value Disclosure					$ 223	$ 253
Securities Purchase Agreement [Member]
Stock Issued During Period, Shares, New Issues	2,314,500	434,783	434,783	117,361
Warrant Purchase on Issue of Ordinary Shares			326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 2.75
Securities Purchase Agreement, Warrants Issued percentage			75.00%